Leases (Details) - Schedule of consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statement of Profit or Loss [Abstract]
Interest on lease liabilities	$ 1,033	$ 720
Expense relating to leases of low-value assets	115	123
Expense relating to short-term leases	$ 862	$ 1,217